AST DIMENSIONAL GLOBAL CORE ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 95.4%
Unaffiliated Funds**
DFA Emerging Markets Core Equity Portfolio, (Institutional Shares)	21,214	$541,797
DFA Global Core Plus Fixed Income Portfolio, (Institutional Shares)	92,275	974,421
DFA International Core Equity Portfolio, (Institutional Shares)	139,139	2,146,910
DFA Selectively Hedged Global Fixed Income Portfolio, (Institutional Shares)	51,289	501,092
DFA U.S. Core Equity 1 Portfolio, (Institutional Shares)	85,634	2,765,140
DFA U.S. Core Equity 2 Portfolio, (Institutional Shares)	110,986	3,298,515

Total Long-Term Investments (cost $7,492,550)		10,227,875

Short-Term Investment — 4.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $484,439)(wb)	484,439	484,439

TOTAL INVESTMENTS—99.9% (cost $7,976,989)		10,712,314

Other assets in excess of liabilities(z) — 0.1%		13,142

Net Assets — 100.0%		$10,725,456

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
S&P	Standard & Poor’s

**	Investments are affiliated with the Subadvisor.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
25	S&P 500 E-Mini Index	Jun. 2021	$495,925	$10,028
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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